STOCKHOLDERS' DEFICIT - Common Stock Shares (Details)	Mar. 31, 2022 $ / shares shares	Dec. 31, 2021 $ / shares shares	Dec. 31, 2020 $ / shares shares	Feb. 26, 2020 Vote $ / shares shares
Class of Stock [Line Items]
Common shares, shares authorized (in shares)	900,000,000	125,961,571
Common shares, par value (in dollars per share) | $ / shares	$ 0.0001	$ 0.0001	$ 0.0001
Common shares, shares issued (in shares)	72,390,413	6,248,192
Total common stock immediately after Closing	72,390,413	6,248,192
Class A common stock subject to possible redemption, issued (in shares)			18,446,525
Temporary equity, shares outstanding			18,446,525
Gelesis Holdings, Inc, formerly know as Capstar Special Purpose Acquisition [Member] | Common Class A [Member]
Class of Stock [Line Items]
Common shares, shares authorized (in shares)		100,000,000	100,000,000	100,000,000
Common shares, par value (in dollars per share) | $ / shares		$ 0.0001	$ 0.0001	$ 0.0001
Common shares, votes per share | Vote				1
Common shares, shares issued (in shares)		0	0
Total common stock immediately after Closing		0	0
Class A common stock subject to possible redemption, issued (in shares)		27,600,000	27,600,000
Temporary equity, shares outstanding		27,600,000	27,600,000
Gelesis Holdings, Inc, formerly know as Capstar Special Purpose Acquisition [Member] | Class B common stock
Class of Stock [Line Items]
Common shares, shares authorized (in shares)		10,000,000	10,000,000	10,000,000
Common shares, par value (in dollars per share) | $ / shares		$ 0.0001	$ 0.0001	$ 0.0001
Common shares, votes per share | Vote				1
Common shares, shares issued (in shares)		6,900,000	6,900,000
Total common stock immediately after Closing		6,900,000	6,900,000
Threshold conversion ratio of stock		20.00%